Stock-Based Compensation - Summary of the Company Recognized Stock-based Compensation Expense Related to Stock Options (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount			$ 3,440	$ 4,804
Incentive Stock Options And Non Qualified Stock Options [Member] | Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount			53	689
Incentive Stock Options And Non Qualified Stock Options [Member] | Operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount			623	689
Incentive Stock Options And Non Qualified Stock Options [Member] | Technology And Product Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount			380	1,191
Incentive Stock Options And Non Qualified Stock Options [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount			2,384	2,235
Incentive Stock Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	$ 1,300	$ 1,151
Incentive Stock Option [Member] | Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	8	17
Incentive Stock Option [Member] | Operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	102	190
Incentive Stock Option [Member] | Technology And Product Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	64	110
Incentive Stock Option [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	1,126	834
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	1,999	2,414	9,138	4,323
Restricted Stock Units (RSUs) [Member] | Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	84	115	408	734
Restricted Stock Units (RSUs) [Member] | Operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	305	629	1,851	734
Restricted Stock Units (RSUs) [Member] | Technology And Product Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	797	898	3,816	1,372
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	$ 813	$ 772	$ 3,063	$ 1,483